Biological assets, net (Tables)	6 Months Ended
Mar. 31, 2025
Biological assets, net
Schedule of biological assets
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Biological assets	$9,646,258	$9,974,920
Accumulated depreciation	(725,829)	(641,704)
Total	$8,920,429	$9,333,216